Offerings - Offering: 1	Jun. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	3.2360
Maximum Aggregate Offering Price	$ 323,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,689.16
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $3.40 and low $3.072 sale prices of the Common Stock on June 16, 2026 (taking into account the one-for-24 reverse stock split effected on May 16, 2024; the one-for-five reverse stock split effected on June 27, 2024; the one-for-three reverse stock split effected on September 19, 2024; the one-for-two reverse stock split effected on November 18, 2024; the one-for-four reverse stock split effected on January 27, 2025; the one-for-five reverse stock split effected on March 26, 2025; the one-for-seven reverse stock split effected on May 26, 2025; the one-for-five reverse stock split effected on September 22, 2025 (the “September 2025 Reverse Stock Split”); the one-for-two reverse stock split effected on November 28, 2025 (the “November 2025 Reverse Stock Split”); the one-for-three reverse stock split effected on January 16, 2026 (the “January 2026 Reverse Stock Split”); the one-for-three reverse stock split effected on April 17, 2026 (the “April 2026 Reverse Stock Split”); and the one-for-four reverse stock split effected on June 17, 2026 (the “June 2026 Reverse Stock Split”).